UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 6.8%
	Ally Auto Receivables Trust,
300	Series 2010-1, Class A3, 1.450%, 05/15/14	302
89	Series 2010-3, Class A4, 1.550%, 08/17/15	90
	AmeriCredit Automobile Receivables Trust,
108	Series 2009-1, Class A3, 3.040%, 10/15/13	109
185	Series 2010-3, Class A3, 1.140%, 04/08/15	186
	Bank of America Auto Trust,
119	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	120
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	103
134	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	134
	CarMax Auto Owner Trust,
215	Series 2009-1, Class A3, 4.120%, 03/15/13	218
60	Series 2010-1, Class A3, 1.560%, 07/15/14	60
202	Series 2010-1, Class A4, 2.400%, 04/15/15	208
	Chrysler Financial Auto Securitization Trust,
126	Series 2009-A, Class A3, 2.820%, 01/15/16	128
196	Series 2010-A, Class A3, 0.910%, 08/08/13	196
53	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	53
	CNH Equipment Trust,
7	Series 2009-A, Class A3, 5.280%, 11/15/12	7
52	Series 2009-C, Class A3, 1.850%, 12/16/13	52
85	Series 2010-A, Class A3, 1.540%, 07/15/14	86
155	Series 2011-A, Class A3, 1.200%, 05/16/16	155
189	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	188
12	Daimler Chrysler Auto Trust, Series 2008-B, Class A3A, 4.710%, 09/10/12	12
	Ford Credit Auto Owner Trust,
117	Series 2009-B, Class A3, 2.790%, 08/15/13	118
100	Series 2010-B, Class A4, 1.580%, 09/15/15	101
338	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.374%, 02/25/36	281
	Harley-Davidson Motorcycle Trust,
105	Series 2007-1, Class A4, 5.210%, 06/17/13	107
100	Series 2009-4, Class A3, 1.870%, 02/15/14	100
346	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.374%, 07/25/36	334
62	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 05/15/13	62
	Hyundai Auto Receivables Trust,
200	Series 2010-A, Class A3, 1.500%, 10/15/14	202
260	Series 2010-B, Class A4, 1.630%, 03/15/17	260
35	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35
272	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	274
	Nissan Auto Receivables Owner Trust,
192	Series 2009-1, Class A3, 5.000%, 09/15/14	196
238	Series 2009-A, Class A3, 3.200%, 02/15/13	240
258	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.394%, 02/25/36	240
281	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.384%, 03/25/36	269
	Santander Drive Auto Receivables Trust,
150	Series 2010-1, Class A3, 1.840%, 11/17/14	152
35	Series 2010-3, Class A3, 1.200%, 06/16/14	35
30	USAA Auto Owner Trust, Series 2008-2, Class A3, 4.640%, 10/15/12	30
	World Omni Auto Receivables Trust,
40	Series 2010-A, Class A3, 1.340%, 12/16/13	40
45	Series 2010-A, Class A4, 2.210%, 05/15/15	46

	Total Asset-Backed Securities (Cost $5,607)	5,529

Collateralized Mortgage Obligations — 4.8%
	Agency CMO — 4.7%
	Federal Home Loan Mortgage Corp. REMICS,

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
300	Series 2594, Class QP, 4.000%, 03/15/33	312
160	Series 2686, Class VP, 5.000%, 09/15/17	171
	Federal National Mortgage Association REMICS,
124	Series 2003-42, Class EP, 4.000%, 11/25/22	129
350	Series 2003-92, Class PE, 4.500%, 09/25/18	382
196	Series 2005-31, Class PA, 5.500%, 10/25/34	215
200	Series 2005-48, Class MD, 5.000%, 04/25/34	217
224	Series 2006-43, Class G, 6.500%, 09/25/33	228
272	Series 2006-63, Class AB, 6.500%, 10/25/33	275
175	Series 2006-63, Class AE, 6.500%, 10/25/33	177
141	Series 2007-76, Class DB, 6.000%, 05/25/33	151
200	Series 2008-68, Class VN, 5.500%, 03/25/27	220
259	Series 2010-64, Class DM, 5.000%, 06/25/40	277
366	Series 2010-64, Class EH, 5.000%, 10/25/35	393
	Government National Mortgage Association,
5	Series 2002-24, Class FA, VAR, 0.698%, 04/16/32 (m)	5
50	Series 2003-86, Class PE, 5.000%, 09/20/32	55
305	Series 2003-105, Class VH, 4.500%, 01/16/28	325
186	Series 2009-67, Class GK, 4.500%, 01/16/37	197
94	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.400%, 12/08/20	93

		3,822

	Non-Agency CMO — 0.1%
51	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.000%, 09/25/19	53

	Total Collateralized Mortgage Obligations (Cost $3,833)	3,875

Commercial Mortgage-Backed Security — 0.0% (g)
53	CS First Boston Mortgage Securities Corp., Series 2004-C3, Class A3, 4.302%, 07/15/36 (Cost $54)	53

Corporate Bonds — 26.8%
Consumer Discretionary — 0.4%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	70

	Automobiles — 0.1%
50	Daimler Finance North America LLC, 6.500%, 11/15/13	56

	Broadcasting & Cable TV — 0.0% (g)
45	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 03/01/16	47

	Internet Retail — 0.0% (g)
30	eBay, Inc., 1.625%, 10/15/15	29

	Media — 0.1%
40	Comcast Corp., 6.500%, 01/15/15	46
50	NBC Universal Media LLC, 2.100%, 04/01/14 (e)	51

		97

	Multiline Retail — 0.1%
50	Kohl’s Corp., 7.375%, 10/15/11	51

	Total Consumer Discretionary	350

Consumer Staples — 1.8%
	Beverages — 0.6%
50	Anheuser-Busch InBev Worldwide, Inc., 7.200%, 01/15/14	57
	Bottling Group LLC,
45	5.000%, 11/15/13	50
65	6.950%, 03/15/14	75
160	Coca-Cola Co. (The), 3.625%, 03/15/14	172
85	PepsiCo, Inc., 3.750%, 03/01/14	91
50	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	55

		500

	Food & Staples Retailing — 0.1%
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	51

	Food Products — 1.1%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	129
50	Cargill, Inc., 4.375%, 06/01/13 (e)	53
35	General Mills, Inc., 5.250%, 08/15/13	38
	Kraft Foods, Inc.,
600	4.125%, 02/09/16	638
37	6.250%, 06/01/12	39

		897

	Total Consumer Staples	1,448

Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	17
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	38

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
40	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	43
30	PC Financial Partnership, 5.000%, 11/15/14	33
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	30
35	4.000%, 03/21/14	38
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	111
29	Total Capital Canada Ltd., (Canada), 1.625%, 01/28/14	30

	Total Energy	340

Financials — 16.8%
	Capital Markets — 2.4%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	214
100	BlackRock, Inc., 3.500%, 12/10/14	106
45	Charles Schwab Corp. (The), 4.950%, 06/01/14	49
200	Credit Suisse USA, Inc., 4.875%, 01/15/15	220
600	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	638
85	Jefferies Group, Inc., 3.875%, 11/09/15	87
	Morgan Stanley,
100	5.375%, 10/15/15	108
280	6.750%, 10/15/13	309
15	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	15
60	Northern Trust Corp., 5.500%, 08/15/13	66
135	State Street Corp., 4.300%, 05/30/14	146

		1,958

	Commercial Banks — 2.7%
45	Bank of Nova Scotia, (Canada), 2.375%, 12/17/13	46
110	Barclays Bank plc, (United Kingdom), 2.375%, 01/13/14	112
240	BB&T Corp., 5.200%, 12/23/15	263
20	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	20
	Deutsche Bank AG, (Germany),
175	3.875%, 08/18/14	186
100	5.375%, 10/12/12	106
20	M&T Bank Corp., 5.375%, 05/24/12	21
100	National City Corp., 4.900%, 01/15/15	110
50	SunTrust Banks, Inc., 3.600%, 04/15/16	51
250	U.S. Bank N.A., 6.300%, 02/04/14	280
800	Wachovia Corp., 5.500%, 05/01/13	865
128	Westpac Banking Corp., (Australia), 2.250%, 11/19/12	131

		2,191

	Consumer Finance — 1.6%
	American Express Credit Corp.,
130	5.875%, 05/02/13	141
80	7.300%, 08/20/13	90
20	Capital One Financial Corp., 7.375%, 05/23/14	23
720	HSBC Finance Corp., 6.375%, 11/27/12	775
200	John Deere Capital Corp., 5.250%, 10/01/12	212
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	57

		1,298

	Diversified Financial Services — 3.3%
	Bank of America Corp.,
50	4.900%, 05/01/13	53
100	7.375%, 05/15/14	114
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	61
80	3.625%, 05/08/14	84
	Caterpillar Financial Services Corp.,
150	4.900%, 08/15/13	162
50	6.125%, 02/17/14	57
	Citigroup, Inc.,
520	5.500%, 04/11/13	556
45	6.375%, 08/12/14	51
200	CME Group, Inc., 5.400%, 08/01/13	218
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	20
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,092
125	5.900%, 05/13/14	140
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	51
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	21

		2,680

	FDIC Guaranteed Securities — 5.5% (~)
600	Bank of America Corp., 3.125%, 06/15/12	617
600	Citigroup, Inc., 2.875%, 12/09/11	608
	General Electric Capital Corp.,
700	2.125%, 12/21/12	719
800	3.000%, 12/09/11	812

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	FDIC Guaranteed Securities (~) — Continued
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	309
600	HSBC USA, Inc., 3.125%, 12/16/11	610
400	John Deere Capital Corp., 2.875%, 06/19/12	411
400	SunTrust Bank, 3.000%, 11/16/11	405

		4,491

	Insurance — 0.3%
50	Allstate Corp. (The), 6.200%, 05/16/14	57
40	CNA Financial Corp., 5.850%, 12/15/14	43
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	107

		207

	Real Estate Investment Trusts (REITs) — 0.1%
42	HCP, Inc., 2.700%, 02/01/14	43
13	Simon Property Group LP, 4.200%, 02/01/15	14

		57

	Thrifts & Mortgage Finance — 0.9%
700	Countrywide Financial Corp., 5.800%, 06/07/12	733

	Total Financials	13,615

Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
50	Eli Lilly & Co., 3.550%, 03/06/12	51

Industrials — 0.8%
	Aerospace & Defense — 0.2%
150	Boeing Co. (The), 5.125%, 02/15/13	161

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Industrial Conglomerates — 0.1%
100	Honeywell International, Inc., 3.875%, 02/15/14	108

	Machinery — 0.1%
40	PACCAR, Inc., 6.875%, 02/15/14	46

	Road & Rail — 0.4%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	105
	Canadian National Railway Co., (Canada),
20	4.400%, 03/15/13	21
30	4.950%, 01/15/14	33
80	CSX Corp., 6.300%, 03/15/12	84
70	Union Pacific Corp., 5.450%, 01/31/13	75

		318

	Total Industrials	644

Information Technology — 1.1%
	Communications Equipment — 0.1%
50	Cisco Systems, Inc., 5.500%, 02/22/16	57

	Computers & Peripherals — 0.3%
59	Dell, Inc., 3.100%, 04/01/16	60
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	21
120	6.125%, 03/01/14	135
60	International Business Machines Corp., 4.750%, 11/29/12	64

		280

	Electronic Equipment, Instruments & Components — 0.0% (g)
15	Arrow Electronics, Inc., 3.375%, 11/01/15	15

	IT Services — 0.1%
50	HP Enterprise Services LLC, 6.000%, 08/01/13	55

	Office Electronics — 0.2%
110	Xerox Corp., 8.250%, 05/15/14	130

	Semiconductors & Semiconductor Equipment — 0.0% (g)
34	Texas Instruments, Inc., 2.375%, 05/16/16	34

	Software — 0.4%
140	Microsoft Corp., 2.950%, 06/01/14	147
140	Oracle Corp., 4.950%, 04/15/13	151

		298

	Total Information Technology	869

Materials — 0.4%
	Chemicals — 0.3%
40	Dow Chemical Co. (The), 7.600%, 05/15/14	47
	EI du Pont de Nemours & Co.,
29	1.950%, 01/15/16	29
45	3.250%, 01/15/15	47
33	5.000%, 01/15/13	35
50	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	53

		211

	Metals & Mining — 0.1%
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	85

	Total Materials	296

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.4%
450	AT&T, Inc., 6.700%, 11/15/13	506
130	France Telecom S.A., (France), 4.375%, 07/08/14	142
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	55
950	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	952

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
250	Verizon Florida LLC, 6.125%, 01/15/13	269

		1,924

	Wireless Telecommunication Services — 0.2%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	133
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	75

		208

	Total Telecommunication Services	2,132

Utilities — 2.5%
	Electric Utilities — 2.1%
200	Appalachian Power Co., 5.650%, 08/15/12	210
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	55
	Duke Energy Corp.,
30	3.950%, 09/15/14	32
38	6.300%, 02/01/14	42
1,150	MidAmerican Energy Co., 5.650%, 07/15/12	1,211
50	Nisource Finance Corp., 6.150%, 03/01/13	54
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	22
10	Southern Co., 4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	56

		1,710

	Gas Utilities — 0.2%
85	Atmos Energy Corp., 4.950%, 10/15/14	93
80	Southern California Gas Co., 5.500%, 03/15/14	89

		182

	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	138
20	PG&E Corp., 5.750%, 04/01/14	22

		160

	Total Utilities	2,052

	Total Corporate Bonds (Cost $21,182)	21,797

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	105
45	4.100%, 06/16/14	49

	Total Foreign Government Securities (Cost $145)	154
Mortgage Pass-Through Securities — 1.1%
244	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 10/01/24	269
196	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family, 6.000%, 06/01/34	218
179	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	196
192	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	210

	Total Mortgage Pass-Through Securities (Cost $878)	893

U.S. Government Agency Securities — 26.8%
	Federal Farm Credit Bank,
400	2.625%, 04/17/14	419
685	4.900%, 03/06/13	739
	Federal Home Loan Bank,
700	1.125%, 05/18/12	706
2,500	1.875%, 06/21/13	2,569
4,000	3.125%, 12/13/13	4,235
	Federal Home Loan Mortgage
	Corp.,
900	0.750%, 12/28/12	905
1,350	3.000%, 07/28/14	1,431
	Federal National Mortgage
	Association,
900	1.000%, 04/04/12	905
500	2.375%, 07/28/15	519
200	2.500%, 05/15/14	209
2,703	4.000%, 03/27/13	2,877
4,000	4.375%, 03/15/13	4,279
1,400	4.625%, 10/15/13	1,529
400	4.750%, 02/21/13	429

	Total U.S. Government Agency Securities (Cost $21,225)	21,751

U.S. Treasury Obligations — 32.2%
	U.S. Treasury Notes,
2,500	0.500%, 11/15/13	2,494
200	0.625%, 07/31/12	201
500	0.625%, 02/28/13	502
300	0.750%, 08/15/13	302
5,775	0.875%, 02/29/12 (m)	5,805
500	1.000%, 04/30/12	504
4,100	1.125%, 01/15/12 (m)	4,125
310	1.250%, 04/15/14	314

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
2,550	1.375%, 09/15/12	2,586
1,420	1.375%, 02/15/13	1,444
400	1.375%, 11/30/15	399
3,175	1.750%, 08/15/12	3,232
100	1.750%, 07/31/15	102
2,500	2.000%, 11/30/13	2,585
800	2.000%, 04/30/16	813
415	2.125%, 02/29/16	425
300	2.250%, 03/31/16	309

	Total U.S. Treasury Obligations (Cost $25,911)	26,142

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
701	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $701)	701

	Total Investments — 99.6% (Cost $79,536)	80,895
	Other Assets in Excess of Liabilities — 0.4%	305

	NET ASSETS — 100.0%	$81,200

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. (e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,464
Aggregate gross unrealized depreciation	(105)

Net unrealized appreciation/depreciation	$1,359

Federal income tax cost of investments	$79,536

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Short Term Bond Fund II

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$701	$80,194	$—	$80,895

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 29, 2011